Note 12 - Supplemental Cash Flow Information - Schedule of Cash Flow Information (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Exploration and evaluation assets expenditures included in trade and other payables	$ 166,154	$ 694,167	$ 493,943
Right-of-use assets	(394,654)
Gold in trust	(2,790,858)
Gold loan payable	2,412,534
Derivative financial liabilities	378,324
Lease liabilities	394,654
Fair value of finders’ warrants		36,566	180,691
Fair value of finders’ warrants transferred to share capital on exercise of finders’ warrants
Fair value of cash stock options transferred to share capital on exercise of options		6,670	496,859
Fair value of cashless stock options transferred to share capital on exercise of options
Cash	912,214	2,580,580
Term Deposits		2,500,000
Total cash and cash equivalents	912,214	5,080,580	16,334,534	$ 9,770,006
Issued capital [member]
Statement Line Items [Line Items]
Fair value of finders’ warrants transferred to share capital on exercise of finders’ warrants			12,797
Fair value of cashless stock options transferred to share capital on exercise of options		$ 160,080	$ 387,930